Summary of Significant Accounting Policies (details)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies disclosure
Maximum useful life for buildings held in real estate investments	39 years
Maximum original maturity of short-term securities	1 year
Availability of financial information provided by private equity and real estate partnerships following the date of the reporting, minimum	3 months
Availability of financial information provided by private equity and real estate partnerships following the date of the reporting, maximum	6 months
Availability of financial information provided by hedge funds following the date of the reporting	1 month
Estimated recovery time for securities for which the issuer is in bankruptcy	12 months
Estimated recovery time for securities for which the issuer is financially troubled but not in bankruptcy	24 months